Annual Total Returns [BarChart] - SFT Government Money Market Fund - SFT Government Money Market Fund	May 01, 2021 [1]
Bar Chart Table:
Annual Return 2011	none
Annual Return 2012	none
Annual Return 2013	none
Annual Return 2014	none
Annual Return 2015	none
Annual Return 2016	none
Annual Return 2017	0.13%
Annual Return 2018	1.18%
Annual Return 2019	1.50%
Annual Return 2020	0.21%

[1]	Performance prior to May 1, 2012 is that of the Fund’s predecessor portfolio.